Shareholder Report, Holdings (Details) - C000229338	Apr. 30, 2026
FR_91282CPP0
Holdings [Line Items]
Percent of Net Asset Value	21.10%
FR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	11.60%
FR_31418D4X7
Holdings [Line Items]
Percent of Net Asset Value	10.50%
FR_3132DWDC4
Holdings [Line Items]
Percent of Net Asset Value	8.60%
FR_21H052652
Holdings [Line Items]
Percent of Net Asset Value	4.90%
FR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_08164FAG6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
FR_46647PAV8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
FR_06051GKQ1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
FR_95000U3V3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AssetU.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	32.70%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.70%
AssetU.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.90%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
AssetNon-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AssetForeign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AssetMunicipal Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%